Financial assets and liabilities (Details Narrative) R$ in Thousands													12 Months Ended
	Aug. 07, 2024 BRL (R$)	Jul. 01, 2024 BRL (R$)	Jan. 02, 2023 BRL (R$)	Apr. 05, 2022 BRL (R$)	Mar. 04, 2022 BRL (R$)	Aug. 04, 2021 BRL (R$)	May 13, 2021 BRL (R$)	Apr. 08, 2021 BRL (R$)	Nov. 09, 2020 BRL (R$)	May 05, 2020 BRL (R$)	Jan. 31, 2020 BRL (R$)	May 09, 2019 BRL (R$)	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Feb. 29, 2024 BRL (R$)	Feb. 28, 2023 BRL (R$)	Feb. 28, 2022 BRL (R$)	Feb. 28, 2021 BRL (R$)	Feb. 29, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Lease expense from short-term leases and low-value assets													R$ 11,207	R$ 10,871	R$ 12,153
Currency risk [member]
IfrsStatementLineItems [Line Items]
Exposure risk													R$ 21,610	R$ 23,173
Percentage of sensitivity change in the Euro exchange rate													10.00%
Closing foreign exchange rate | Number													6.1917
Currency risk [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate | Number													1.00
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Ownership interest												100.00%
Remaining accounts payable												R$ 45,303
Equal installments payables																R$ 9,061	R$ 9,061	R$ 9,061	R$ 9,061	R$ 9,061
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Ownership interest											100.00%
Remaining accounts payable											R$ 100,000
Equal installments payables																			R$ 4,503
Uni SL [Member]
IfrsStatementLineItems [Line Items]
Ownership interest										100.00%
Remaining accounts payable										R$ 60,456
Equal installments payables										R$ 7,816
FCMPB [Member]
IfrsStatementLineItems [Line Items]
Ownership interest									100.00%
Remaining accounts payable									R$ 188,894
Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Ownership interest						100.00%
Non-current payables for purchase of energy						R$ 618,956
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Ownership interest			100.00%
Consideration to be transferred			R$ 234,000
First annual installment			134,000
Second annual installment			50,000
Third annual installment			R$ 50,000
Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Ownership interest								100.00%
Remaining accounts payable								R$ 9,000
Shosp [Member]
IfrsStatementLineItems [Line Items]
Ownership interest							100.00%
Remaining accounts payable							R$ 513
Transaction price allocated to remaining performance obligations							R$ 454
Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Ownership interest					100.00%
Remaining accounts payable					R$ 19,200
Equal installments payables					763
Defined benefit obligation					R$ 9,600
Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Ownership interest				100.00%
Remaining accounts payable				R$ 15,000
Equal installments payables				333
Defined benefit obligation				R$ 10,013
Unidom [Member]
IfrsStatementLineItems [Line Items]
Ownership interest		100.00%
Consideration to be transferred		R$ 279,989
Defined benefit obligation		R$ 279,989
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term													5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Contractual lease term													30 years
International Finance Corporation [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 500,000
Interest rate	CDI rate plus 1.20%